Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	May 31, 2013	Feb. 28, 2013	Feb. 29, 2012
Accrued Liabilities
Interest	$ 10,127	$ 18,962	$ 14,055
Insurance	21,588	19,715	18,353
Payroll and vacation	9,393	8,281	8,496
Other	2,354	3,671	3,482
Withholding taxes	3,375	1,640	2,862
Billings in excess of costs and estimated earnings on uncompleted contracts	3,075	1,529	255
Contract expenses	243	209	518
Deferred acquisition liability			3,610
Total accrued liabilities	$ 50,155	$ 54,007	$ 51,631